3. SIGNIFICANT ACCOUNTING POLICIES: Collection Policy (Policies)	12 Months Ended
Dec. 31, 2024
Policies
Collection Policy

Collection Policy

When all collections activities are exhausted and an account receivable is deemed uncollected, the company creates a reserve in the allowance for doubtful accounts. Based on management experience, which may involve obtaining a legal opinion on its collectability, the company will then write off the amount uncollectible by reducing the allowance for doubtful accounts.